Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income	$ 687		$ 2,219		$ 832
Adjustments for:
Depreciation and amortization	536		498		490
Reversal of fixed assets impairment	0		0		(6)
Exchange rate, interest and derivative, net	24		157		99
Tax expenses	287		1,185		260
Change in provisions	(32)		(83)		(4)
Other	29		(15)		(21)
Adjustments for reconcile profit loss	844		1,742		818
Change in inventories	465		(527)		(267)
Change in trade receivables	252		(215)		(426)
Change in trade payables	(101)		(42)		274
Change in other receivables	26		(46)		9
Change in other payables	(210)		107		107
Net change in operating assets and liabilities	432		(723)		(303)
Interest paid, net	(115)		(106)		(89)
Income taxes paid, net of refund	(253)		(1,107)		(193)
Net cash provided by operating activities	1,595		2,025		1,065
Cash flows from investing activities
Proceeds (payments) from deposits, net	(88)		(36)		355
Purchases of property, plant and equipment and intangible assets	(780)		(747)		(611)
Proceeds from divestiture of assets and businesses, net of transaction expenses	4		33		39
Business combinations	0		(18)		(365)
Other	1		14		3
Net cash used in investing activities	(863)		(754)		(579)
Cash flows from financing activities
Dividends paid to the Company's shareholders	(474)		(1,166)		(276)
Receipt of long-term debt	633	[1]	1,045	[1]	1,230
Repayments of long-term debt	(836)		(1,181)		(1,120)
Repayments of short-term debt	(25)		(21)		(58)
Receipts (payments) from transactions in derivatives	5		20		(17)
Dividend paid to the non-controlling interests	(15)		0		(3)
Net cash used in financing activities	(712)		(1,303)		(244)
Net change in cash and cash equivalents	20		(32)		242
Cash and cash equivalents as of the beginning of the year	417		473		214
Net effect of currency translation on cash and cash equivalents	(17)		(24)		17
Cash and cash equivalents as of the end of the year	$ 420		$ 417		$ 473

[1]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.